Contents of Significant Accounts - Bonds Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about bonds [Line Items]
Bonds payable	$ 38,359,352		$ 28,184,687
Less: Current or exchangeable portion due within one year	(13,779,701)		(5,101,591)
Net	24,579,651	$ 802,732	23,083,096
Less: Discounts on bonds payable [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable	(498,021)		(672,686)
Unsecured domestic bonds payable [member] | Cost [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable	33,100,000		23,100,000
Unsecured exchangeable bonds payable [member] | Cost [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable	$ 5,757,373		$ 5,757,373